Employees - Summary of Movements in Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,569	€ 2,993
Gross service cost	(128)	(186)
Special termination benefits	14	11	€ 15
Past service costs including losses/(gains) on curtailments	3	0
Actuarial gains/(losses) arising from changes in demographic assumptions	98	(24)
Actuarial gains/(losses) arising from changes in financial assumptions	(552)	6,914
Actuarial gain/(loss) arising from experience adjustments	(416)	(760)
Benefit payments	0	0
Other	0	13
Currency retranslation	186	(63)
Net defined benefit liability (asset)	2,401	2,569	2,993
Increase (decrease) resulting from reclassification to defined benefit	0
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(16,564)	(23,650)
Gross service cost	(128)	(186)
Special termination benefits	(14)	(11)
Past service costs including losses/(gains) on curtailments	3	0
Settlements	3	1
Interest income	(749)	(452)
Actuarial gains/(losses) arising from changes in demographic assumptions	98	(24)
Actuarial gains/(losses) arising from changes in financial assumptions	(552)	6,914
Actuarial gain/(loss) arising from experience adjustments	(416)	(760)
Benefit payments	1,122	1,184
Other	(371)	15
Currency retranslation	46	405
Net defined benefit liability (asset)	(17,522)	(16,564)	(23,650)
Increase (decrease) resulting from reclassification to defined benefit	368
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,866	2,879
Gross service cost	(42)	(86)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Actuarial gains/(losses) arising from changes in demographic assumptions	104	1
Actuarial gains/(losses) arising from changes in financial assumptions	(243)	4,196
Actuarial gain/(loss) arising from experience adjustments	(220)	(276)
Benefit payments	0	0
Other	0	0
Currency retranslation	44	(99)
Net defined benefit liability (asset)	1,429	1,866	2,879
UK | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(6,838)	(11,453)
Gross service cost	(42)	(86)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Interest income	(335)	(210)
Actuarial gains/(losses) arising from changes in demographic assumptions	104	1
Actuarial gains/(losses) arising from changes in financial assumptions	(243)	4,196
Actuarial gain/(loss) arising from experience adjustments	(220)	(276)
Benefit payments	459	511
Other	0	0
Currency retranslation	(135)	479
Net defined benefit liability (asset)	(7,250)	(6,838)	(11,453)
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,609	1,162
Gross service cost	(5)	(4)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Actuarial gains/(losses) arising from changes in demographic assumptions	0	(50)
Actuarial gains/(losses) arising from changes in financial assumptions	(236)	1,527
Actuarial gain/(loss) arising from experience adjustments	(99)	(377)
Benefit payments	0	0
Other	0	(1)
Currency retranslation	0	0
Net defined benefit liability (asset)	1,483	1,609	1,162
The Netherlands | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(3,734)	(4,937)
Gross service cost	(5)	(4)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Interest income	(135)	(54)
Actuarial gains/(losses) arising from changes in demographic assumptions	0	(50)
Actuarial gains/(losses) arising from changes in financial assumptions	(236)	1,527
Actuarial gain/(loss) arising from experience adjustments	(99)	(377)
Benefit payments	178	161
Other	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	(4,031)	(3,734)	(4,937)
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(906)	(1,048)
Gross service cost	(81)	(96)
Special termination benefits	14	11
Past service costs including losses/(gains) on curtailments	3	0
Actuarial gains/(losses) arising from changes in demographic assumptions	(6)	25
Actuarial gains/(losses) arising from changes in financial assumptions	(73)	1,191
Actuarial gain/(loss) arising from experience adjustments	(97)	(107)
Benefit payments	0	0
Other	0	14
Currency retranslation	142	36
Net defined benefit liability (asset)	(511)	(906)	(1,048)
Rest of world | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(5,992)	(7,260)
Gross service cost	(81)	(96)
Special termination benefits	(14)	(11)
Past service costs including losses/(gains) on curtailments	3	0
Settlements	3	1
Interest income	(279)	(188)
Actuarial gains/(losses) arising from changes in demographic assumptions	(6)	25
Actuarial gains/(losses) arising from changes in financial assumptions	(73)	1,191
Actuarial gain/(loss) arising from experience adjustments	(97)	(107)
Benefit payments	485	512
Other	(371)	15
Currency retranslation	181	(74)
Net defined benefit liability (asset)	€ (6,241)	€ (5,992)	€ (7,260)